Condensed Consolidated Statements Of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011	Mar. 31, 2010
Condensed Consolidated Statements Of Operations [Abstract]
Net revenues	$ 144,254	$ 99,569	$ 378,718	$ 375,438	$ 475,504	$ 117,956
Cost of revenues	344,702	256,523	1,062,532	1,029,275	1,302,988	717,710
Gross loss	(200,448)	(156,954)	(683,814)	(653,837)	(827,484)	(599,754)
Operating expenses:
Selling, general and administrative	1,740,324	1,080,768	4,933,102	3,138,337	4,320,461	3,312,635
Research and development	120,702	105,020	346,637	341,655	449,129	284,847
Total operating expenses	1,861,026	1,185,788	5,279,739	3,479,992	4,769,590	3,597,482
Loss from operations	(2,061,474)	(1,342,742)	(5,963,553)	(4,133,829)	(5,597,074)	(4,197,236)
Other income (expense):
Interest income	698	3,547	12,513	10,896	15,571	8,164
Interest expense	(78,974)	(151,428)	(320,042)	(447,588)	(618,765)	(7,028,684)
Loss on sale of property and equipment						(9,184)
Change in fair value of derivative liabilities	60,185	33,987	109,153	276,860	49,590	5,576,979
Total other expense, net	(18,091)	(113,894)	(198,376)	(159,832)	(553,604)	(1,452,725)
Loss before income taxes	(2,079,565)	(1,456,636)	(6,161,929)	(4,293,661)	(6,150,678)	(5,649,961)
Income taxes			1,600	1,600	1,600	1,600
Net loss	$ (2,079,565)	$ (1,456,636)	$ (6,163,529)	$ (4,295,261)	$ (6,152,278)	$ (5,651,561)
Net loss per common share, basic and diluted	$ (0.07)	$ (0.11)	$ (0.22)	$ (0.40)	$ (0.46)	$ (1.13)
Basic and diluted weighted average common shares outstanding	28,246,661	13,564,985	27,969,167	10,669,173	13,301,769	5,011,057